CONTRACT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Contract liabilities [abstract]
SCHEDULE OF CONTRACT LIABILITIES
	2023	2022
	USD	USD
Contract liabilities	775,183	815,455